SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 6,264	$ 5,196
Prepaid expenses	6,612	4,220
Deferred charges	9,446	7,100
Advance payments to suppliers	2,651	1,136
Other	1,049	1,763
Other current assets	$ 26,022	$ 19,415